Stockholders' Deficit (Details) - Schedule of option activity - Options [Member]	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Stockholders' Deficit (Details) - Schedule of option activity [Line Items]
Option outstanding at beginning (in Shares) | shares	1,000,000
Option outstanding at beginning	$ 0.75
Option outstanding at beginning	9 years 18 days
Option outstanding at beginning (in Dollars) | $
Granted (in Shares) | shares	800,000
Granted	$ 0.75
Granted	10 years
Granted
Forfeited (in Shares) | shares
Forfeited
Forfeited (in Dollars) | $
Exercised (in Shares) | shares
Exercised
Exercised (in Dollars) | $
Expired (in Shares) | shares
Expired
Expired (in Dollars) | $
Option outstanding at ending (in Shares) | shares	1,800,000
Option outstanding at ending	$ 0.75
Option outstanding at ending	9 years 3 days
Option outstanding at ending (in Dollars) | $	$ 1,296,000
Option exercisable at ending (in Shares) | shares	1,012,500
Option exercisable at ending	$ 0.75
Option exercisable at ending	8 years 9 months
Option exercisable at ending (in Dollars) | $	$ 729,000